Employee benefit plans	9 Months Ended
Sep. 30, 2019
Employee benefit plans
Employee benefit plans

12.    Employee benefit plans

The Company currently has five principal pension plans, one for German employees, three for French employees and the other covering employees in the United States, the last of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company’s pension obligations in Germany are unfunded. Each year FMCH contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended. In 2019, FMCH did not have a minimum funding requirement. For the first nine months of 2019, the Company voluntarily provided €847 to the defined benefit plan. For the remaining period of 2019, the Company expects further voluntarily contributions of €294.

The following table provides the calculations of net periodic benefit cost for the three and nine months ended September 30, 2019 and 2018, respectively.

Net periodic benefit cost

in € THOUS

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2019	2018	2019	2018

Current service cost	7,634	5,427	22,539	19,059
Net interest cost	3,507	3,307	10,424	9,755
Net periodic benefit costs	11,141	8,734	32,963	28,814